Expense Example	Oct. 28, 2026 USD ($)
GraniteShares 2x Long AAL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	370
GraniteShares 1x Short AAL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short AAL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,548
GraniteShares 1x Short AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long ABNB Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long ADBE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short ADBE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long AMC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	592
Expense Example, with Redemption, 5 Years	1,019
Expense Example, with Redemption, 10 Years	2,207
GraniteShares 2x Short AMD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,428
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long ARM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long AVGO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,952
GraniteShares 2x Short AVGO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,359
GraniteShares 2x Long CCL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short CCL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long CEG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,314
GraniteShares 2x Short COIN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	2,213
GraniteShares 2x Long COST Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long CRWD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	2,033
GraniteShares 2x Short CRWD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long CRWV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long CVNA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long DELL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,841
GraniteShares 2x Short DELL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Long FSLR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long GLXY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long GME Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	2,170
GraniteShares 2x Long HIMS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Long HOOD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long INTC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,853
GraniteShares 2x Short INTC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long IONQ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	194
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	2,268
GraniteShares 2x Long ISRG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,685
GraniteShares 2x Long JPM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 1x Short JPM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short JPM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long KO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 1x Short LCID Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short LCID Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long LLY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short LLY Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long MARA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,794
GraniteShares 2x Long MCD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,313
GraniteShares 1x Short META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long MRVL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	2,312
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,428
GraniteShares 2x Long MSTR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	1,288
Expense Example, with Redemption, 10 Years	2,843
GraniteShares 2x Long MU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,994
GraniteShares 2x Short MU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long NBIS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,730
GraniteShares 2x Long NFLX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short NFLX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long NKE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long NOW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,720
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,951
GraniteShares 1x Short NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short NVDA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,690
GraniteShares 2x Long NVO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short NVO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long OKLO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long PANW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Short PANW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,392
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,896
GraniteShares 2x Long PM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long QCOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,841
GraniteShares 2x Short QCOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long RDDT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,310
GraniteShares 2x Long RGTI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long RIOT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long RIVN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,856
GraniteShares 1x Short RIVN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short RIVN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long SBUX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long SMCI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	1,861
GraniteShares 2x Short SMCI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long SNAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long SNOW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	750
GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	900
GraniteShares 2x Long SPOT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,607
GraniteShares 2x Short TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,455
GraniteShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,872
GraniteShares 2x Short TSM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,493
GraniteShares 2x Long UNH Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long VRT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	720
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,649
GraniteShares 2x Long WMT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long XOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 1x Short XOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
GraniteShares 2x Short XOM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long XYZ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	474
GraniteShares 2x Long TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,275
GraniteShares 1x Short TSLA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	$ 474